TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Taxes [Line Items]
Domestic	$ 14,690	$ 16,165	$ 10,462
Foreign	4,183	2,266	6,092
Income before taxes on income	$ 18,873	$ 18,431	$ 16,554